Accounts Payable And Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accounts Payable And Accrued Expenses

Note 6. Accounts payable and accrued expenses

The following table summarizes accounts payable and accrued expenses as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Accounts payable	$12,610	$259
Accrued property taxes	20,163	4,760
Other accrued liabilities	15,999	1,473
Accrued construction liabilities	12,594	3,059
Resident security deposits	13,952	1,731

Total	$75,318	$11,282

Note 6. Accounts payable and accrued expenses

The following table summarizes accounts payable and accrued expenses as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
Accounts payable	$259	$—
Accrued property taxes	4,760	7
Other accrued liabilities	1,473	38
Accrued construction liabilities	3,059	—
Tenant security deposits	1,731	4

Total	$11,282	$49